Investments - Summary of reconciliation of share of profit (loss) of subsidiaries, joint ventures and associates (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments accounted for using equity method [abstract]
Joint ventures	R$ (18,068)	R$ (45,812)	R$ (14,463)
Associates	434	1,781	1,754
Share of profit (loss) of joint ventures and associates	R$ (17,634)	R$ (44,031)	R$ (12,709)